Note Segment Reporting - Additional Information (Detail)	12 Months Ended
Dec. 31, 2018
Segment Reporting Information [Line Items]
Number Of Operating Segments	2
Factors Used To Identify Entitys Reportable Segments	Management determined the reportable segments based on the internal reporting used to evaluate performance and to assess where to allocate resources. The segments were determined based on the organizational structure, which focuses primarily on the markets the segments serve, as well as on the products and services offered by the segments.
Description Of Types Of Products And Services From Which Each Reportable Segment Derives Its Revenues	Banco Popular de Puerto Rico: Given that Banco Popular de Puerto Rico constitutes a significant portion of the Corporation’s results of operations and total assets at December 31, 2018, additional disclosures are provided for the business areas included in this reportable segment, as described below: Commercial banking represents the Corporation’s banking operations conducted at BPPR, which are targeted mainly to corporate, small and middle size businesses. It includes aspects of the lending and depository businesses, as well as other finance and advisory services. BPPR allocates funds across business areas based on duration matched transfer pricing at market rates. This area also incorporates income related with the investment of excess funds, as well as a proportionate share of the investment function of BPPR. Consumer and retail banking represents the branch banking operations of BPPR which focus on retail clients. It includes the consumer lending business operations of BPPR, as well as the lending operations of Popular Auto and Popular Mortgage. Popular Auto focuses on auto and lease financing, while Popular Mortgage focuses principally on residential mortgage loan originations. During 2018, the Reliable brand was transferred to Popular, Inc. and is being used by Popular Auto. The consumer and retail banking area also incorporates income related with the investment of excess funds from the branch network, as well as a proportionate share of the investment function of BPPR. Other financial services include the trust and asset management service units of BPPR, the brokerage and investment banking operations of Popular Securities, and the insurance agency and reinsurance businesses of Popular Insurance, Popular Insurance V.I., Popular Risk Services, and Popular Life Re. Most of the services that are provided by these subsidiaries generate profits based on fee income. Popular Insurance V.I. was dissolved on December 31, 2018. Popular U.S.: Popular U.S. reportable segment consists of the banking operations of Popular Bank (PB), E-LOAN, Inc., Popular Equipment Finance, Inc. and Popular Insurance Agency, U.S.A. PB operates through a retail branch network in the U.S. mainland under the name of Popular, while E-LOAN, Inc. supported PB’s deposit gathering through its online platform until March 31, 2017, when said operations were transferred to Popular Direct, a division of PB. During 2017, the E-LOAN brand was transferred to Popular Inc. and is being used by BPPR to offer personal loans through an online platform. Popular Equipment Finance, Inc. also holds a running-off loan portfolio as this subsidiary ceased originating loans during 2009. Popular Insurance Agency, U.S.A. offers investment and insurance services across the PB branch network.